Unaudited Condensed Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	May 11, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Reclassification of net realized loss (gain) into earnings, foreign currency translation adjustments, before tax		$ 23,599	$ 0	$ 23,599	$ 0
Gain on sale of renewable energy facilities | United Kingdom
Reclassification of net realized loss (gain) into earnings		15,900
Interest Expense
Reclassification of net realized loss (gain) into earnings	$ 400
Interest Expense | United Kingdom | Hedging Activities Attributable to Parent
Reclassification of net realized loss (gain) into earnings			$ 15,900		$ 15,900
Reclassification of net realized loss (gain) into earnings, foreign currency translation adjustments, before tax		$ 23,600		$ 23,600